                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-05151
                                   ---------------------------------------------

                          J.P. Morgan Mutual Fund Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      522 Fifth Avenue, New York, NY 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                    ----------------------------

Date of fiscal year end:    August 31, 2004
                         -------------------------------------------------------

Date of reporting period:   November 30, 2004
                          ------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                       JPMORGAN U.S. TREASURY INCOME FUND


                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN U.S. TREASURY INCOME FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

  PRINCIPAL
   AMOUNT        ISSUER                                                                                         VALUE
-------------------------------------------------------------------------------------------------------------------------
              LONG - TERM INVESTMENTS 99.0%

                 U.S. TREASURY SECURITIES -- 95.5%
                 U.S. Treasury Notes & Bonds,
$     12,730       1.13%, 06/30/05                                                                     $           12,637
      24,020       2.38%, 08/31/06                                                                                 23,783
      22,170       2.63%, 11/15/06                                                                                 22,010
       2,700       3.00%, 02/15/08                                                                                  2,674
      10,830       2.63%, 05/15/08                                                                                 10,566
       8,890       3.63%, 07/15/09                                                                                  8,878
       2,860       5.75%, 08/15/10 +                                                                                3,137
       2,655       3.88%, 02/15/13                                                                                  2,592
       6,430       4.25%, 08/15/13                                                                                  6,416
       1,350       4.75%, 05/15/14                                                                                  1,392
       3,140       7.25%, 05/15/16 +                                                                                3,885
       1,020       9.00%, 11/15/18 +                                                                                1,458
       5,225       8.13%, 08/15/19 + @                                                                              7,028
       3,635       8.00%, 11/15/21 +                                                                                4,904
       3,935       7.25%, 08/15/22 +                                                                                4,979
       7,320       5.38%, 02/15/31 +                                                                                7,704

                 --------------------------------------------------------------------------------------------------------
                 Total U.S. Treasury Securities                                                                   124,043
                 (Cost $122,668)
                 --------------------------------------------------------------------------------------------------------

                 RESIDENTIAL MORTGAGE BACKED SECURITIES -- 3.5%
                 MORTGAGE BACKED PASS-THROUGH SECURITIES -- 3.5%

           0^^   Federal Home Loan Mortgage Corp., 7.00%,                                                               0^^
                 12/01/14, Gold Pool E00766

       4,404     Government National Mortgage Association, 6.00%,                                                   4,560
                 10/15/33, Pool 604714

                 --------------------------------------------------------------------------------------------------------
                 Total Residential Mortgage Backed Securities                                                       4,560
                 (Cost $4,497)

                 --------------------------------------------------------------------------------------------------------
                 Total Long-Term Investments                                                                      128,603
                 (Cost $127,165)
                 --------------------------------------------------------------------------------------------------------

   SHARES
-------------------------------------------------------------------------------------------------------------------------
              SHORT - TERM INVESTMENTS - 0.6%

                 MONEY MARKET FUND -- 0.6%
         788     JPMorgan 100% U.S. Treasury Securities Money                                                         788
                 Market Fund (a)
                 (Cost $788)

                 --------------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 99.6%                                                            $          129,391
                 (COST $127,953)

                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                                        472

-------------------------------------------------------------------------------------------------------------------------
                 NET ASSETS -- 100.0%                                                                  $          129,863
-------------------------------------------------------------------------------------------------------------------------

                 Percentages indicated are based on net assets of $129,863.

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                              NOTIONAL      UNREALIZED
  NUMBER                                                      VALUE AT     APPRECIATION
    OF                                           EXPIRATION   11/30/04    (DEPRECIATION)
 CONTRACTS    DESCRIPTION                           DATE        (USD)          (USD)
----------------------------------------------------------------------------------------
              LONG FUTURES OUTSTANDING
        32    2 Year Treasury Notes             March, 2005   $  6,702               ($9)
        89    5 Year Treasury Notes             March, 2005      9,686               (50)
        64    10 Year Treasury Notes            March, 2005      7,088               (33)

              SHORT FUTURES OUTSTANDING
       (45)   Treasury Bonds                    March, 2005     (4,956)               77

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004 are as follows (in thousands):

                 GROSS          GROSS       NET UNREALIZED
 AGGREGATE    UNREALIZED     UNREALIZED      APPRECIATION
   COST      APPRECIATION   DEPRECIATION    (DEPRECIATION)
----------------------------------------------------------
$  127,953   $      2,151   $       (713)   $        1,438

Abbreviations
^^          -  Amount rounds to less than one thousand.
+           -  All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities or swaps.
@           -  Security is fully or partially segregated with brokers as intitial margin for futures contracts.
(a)         -  Affiliated. Money market fund registered under the Investment
               Company Act of 1940, as amended and advised by JPMorgan Fleming
               Asset Management, Inc.
USD         -  United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                       JPMORGAN SHORT - TERM BOND FUND II


                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (Unaudited)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN SHORT-TERM BOND FUND II
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

  PRINCIPAL
   AMOUNT
    (USD)        ISSUER                                                                                       VALUE
-------------------------------------------------------------------------------------------------------------------------
                 LONG - TERM INVESTMENTS - 97.0%
-------------------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY SECURITIES -- 17.6%
$     16,360     Federal Farm Credit Bank, 2.63%, 09/17/07 +                                           $           16,021
      43,900     Federal Home Loan Bank, 2.50%, 02/24/06 +                                                         43,652
                 Federal Home Loan Mortgage Corp.,
      19,000       1.88%, 02/15/06 +                                                                               18,758
      36,350       4.88%, 03/15/07 +                                                                               37,614
       2,750       2.40%, 03/29/07 +                                                                                2,695
      18,950       3.63%, 09/15/08 +                                                                               18,915
       4,600       2.05%, 11/28/08, MTN +                                                                           4,561
                 Federal National Mortgage Association,
      42,070       2.50%, 06/15/06 +                                                                               41,710
       8,900       3.13%, 07/15/06 +                                                                                8,900

                 --------------------------------------------------------------------------------------------------------
                 Total U.S. Government Agency Securities                                                          192,826
                 (Cost $194,521)
                 --------------------------------------------------------------------------------------------------------

                 FOREIGN GOVERNMENT SECURITIES -- 1.0%
       7,550     Republic of Chile (Chile), 2.52%, 01/28/08, FRN +                                                  7,580
       3,300     United Mexican States (Mexico), 2.75%, 01/13/09,                                                   3,346
                 FRN

                 --------------------------------------------------------------------------------------------------------
                 Total Foreign Government Securities                                                               10,926
                 (Cost $10,843)
                 --------------------------------------------------------------------------------------------------------

                 STATE AND MUNICIPAL OBLIGATIONS -- 0.7%
                 NORTH CAROLINA -- 0.2%
       2,140     North Carolina Municipal Power Agency No. 1,                                                       2,140
                 Catawba, Taxable, Ser. B, Rev., 3.26%, 01/01/05 +
                 TEXAS -- 0.5%
       5,150     Texas Public Finance Authority, Unemployment                                                       5,101
                 Compensation, Ser. B, Rev., 2.63%, 06/15/06

                 --------------------------------------------------------------------------------------------------------
                 Total State and Municipal Obligations                                                              7,241
                 (Cost $7,282)
                 --------------------------------------------------------------------------------------------------------

                 CORPORATE NOTES & BONDS -- 41.2%
                 AGRICULTURAL PRODUCTION/SERVICES -- 0.2%
       2,250     National Agricultural Cooperative Federation (South                                                2,339
                 Korea), 5.75%, 06/18/14, FRN
                 AUTOMOTIVE -- 3.9%
      14,000     DaimlerChrysler N.A. Holding Corp., 2.96%,                                                        14,075
                 05/24/06, MTN, FRN +
                 Ford Motor Credit Co.,
         300       6.88%, 02/01/06 +                                                                                  310
      13,000       6.50%, 01/25/07 +                                                                               13,527
       1,100       5.80%, 01/12/09 +                                                                                1,121
                 General Motors Acceptance Corp.,
       2,100       4.15%, 02/07/05, MTN +                                                                           2,107
       1,500       6.75%, 01/15/06 +                                                                                1,545

       9,250       6.13%, 08/28/07 +                                                                                9,543

                                                                                                       ------------------
                                                                                                                   42,228
                 BANKING -- 7.4%
       2,900     Abbey National PLC (United Kingdom) (Yankee),                                                      3,080
                 7.35% to 10/06; thereafter FRN, 12/31/49
                 +
       3,450     Bacob Bank SC (Belgium), 7.25% to                                                                  3,746
                 09/07; thereafter FRN, 12/31/49, # +
         600     BCI US Funding Trust, 8.01% to 07/08;                                                                670
                 thereafter FRN, 12/31/49, # +
       2,100     Capital One Bank, 6.88%, 02/01/06 +                                                                2,186
       6,200     ForeningsSparbanken AB (Sweden), 7.50%                                                             6,629
                 to 11/06; thereafter FRN,12/31/49, #
       2,000     Industrial Bank of Korea (South Korea), 4.00%                                                      1,957
                 to 05/09; thereafter FRN, 05/19/14, # +
       3,600     National Westminster Bank PLC (United Kingdom)                                                     3,945
                 (Yankee), 7.75% to 10/07; thereafter FRN, 12/31/49 +
       2,750     Nordea Bank Finland PLC/New York, 7.50% to 01/07;                                                  2,939
                 thereafter FRN, 12/31/49, # +
                 Popular North America, Inc.,
       1,650       6.13%, 10/15/06, Ser. E, MTN +                                                                   1,724
       3,250       4.25%, 04/01/08 +                                                                                3,270
      12,440     Royal Bank of Scotland Group PLC (United                                                          12,986
                 Kingdom), 7.82%, 11/30/49, Ser. 3 +
       9,050     Skandinaviska Enskilda Banken AB (Sweden),                                                         9,733
                 8.13% to 09/06; thereafter FRN, 09/06/49,
                 # +
       7,500     Spintab AB (Sweden), 7.50% to 08/06;                                                               7,981
                 thereafter FRN, 12/31/49, # +
       4,950     Svenska Handelsbanken (Sweden), 7.13%                                                              5,306
                 to 03/07; thereafter FRN, 12/31/49, #
       4,350     Washington Mutual, Inc., 7.50%, 08/15/06                                                           4,639
       3,250     Woori Bank (South Korea), 4.50%, 12/08/09                                                          3,240
       8,000     Zions Bancorporation, 2.70%, 05/01/06                                                              7,932

                                                                                                       ------------------
                                                                                                                   81,963
                 BROADCASTING/CABLE -- 0.7%
       7,195     Comcast Cable Communications, Inc., 6.38%,                                                         7,449
                 01/30/06 +
                 COMPUTERS/COMPUTER HARDWARE -- 0.6%
       6,600     Compaq Computer Corp., 7.65%, 08/01/05 +                                                           6,806
                 CONSUMER PRODUCTS -- 1.0%
       3,650     Deluxe Corp., 3.50%, 10/01/07, # +                                                                 3,576
       7,225     Diageo Finance BV (The Netherlands), 3.00%,                                                        7,162
                 12/15/06 +
                                                                                                       ------------------
                                                                                                                   10,738
                 FINANCIAL SERVICES -- 9.0%
       7,900     BNP U.S. Funding LLC, 7.74% to 12/07;                                                              8,746
                 thereafter FRN, 12/31/49, # +
       7,700     Capital One Bank, 4.25%, 12/01/08 +                                                                7,714
       6,950     CIT Group, Inc., 4.13%, 02/21/06 +                                                                 7,023
                 Countrywide Home Loans, Inc.,
         750       5.50%, 08/01/06, Ser. J, MTN +                                                                     775
      10,750       2.88%, 02/15/07, Ser. L, MTN +                                                                  10,551
                 Counts Trusts,
       6,050       3.07%, 08/15/07, Ser. 2002-10, FRN, # i +                                                        6,111
       6,050       3.12%, 08/15/07, Ser. 2002-11, FRN, # i +                                                        6,119
       5,300     Household Finance Corp., 3.38%, 02/21/06, MTN +                                                    5,310

       3,400     International Lease Finance Corp., 4.35%, 09/15/08                                                 3,426
                 +
       2,700     Mantis Reef LTD (Australia), 4.69%, 11/14/08, # +                                                  2,694
       2,700     MBNA America Bank N.A., 4.63%, 08/03/09 +                                                          2,735
       5,145     Merrill Lynch & Co., Inc., 5.36%, 02/01/07, Ser. B,                                                5,347
                 MTN +
      10,100     Natexis AMBS Co., LLC, 8.44% to 06/08,                                                            11,393
                 thereafter FRN, 12/31/49, # +
       3,150     Pricoa Global Funding I, 3.90%, 12/15/08, # +                                                      3,128
       2,000     Principal Life Global, 5.13%, 06/28/07, # +                                                        2,066
       7,100     Special Purpose Accounts Receivable Cooperative                                                    7,097
                 Corp. (SPARCS), 2.55%, 11/21/07, Ser. 2004-4,
                 FRN, # i +
       8,700     The Bear Stearns Co., Inc., 6.50%, 05/01/06 +                                                      9,089

                                                                                                       ------------------
                                                                                                                   99,324
                 FOOD/BEVERAGE PRODUCTS -- 0.3%
       3,400     Kraft Foods, Inc., 5.25%, 06/01/07 +                                                               3,520
                 INSURANCE -- 3.5%
                 ASIF Global Financing,
       9,100       2.12%, 03/14/06, FRN, # +                                                                        9,103
       5,300       2.50%, 01/30/07, # +                                                                             5,189
       5,900     Metropolitan Life Global Funding I, 4.75%, 06/20/07,                                               6,040
                 # +
       6,150     Oil Insurance LTD (Bermuda), 2.21%, 05/04/05,                                                      6,150
                 FRN, # + (i)
       5,800     Prudential Financial, Inc., 4.10%, 11/15/06 +                                                      5,860
       5,300     Prudential Insurance Co. of America, 6.38%,                                                        5,585
                 07/23/06, # +
                                                                                                       ------------------
                                                                                                                   37,927
                 MULTI-MEDIA -- 1.2%
       2,750     Clear Channel Communications, Inc., 4.63%,                                                         2,782
                 01/15/08 +
       4,048     TCI Communications, Inc., 6.88%, 02/15/06                                                          4,204
       6,000     Time Warner, Inc., 6.15%, 05/01/07 +                                                               6,350

                                                                                                       ------------------
                                                                                                                   13,336
                 OIL & GAS -- 0.8%
       3,300     PEMEX Project Funding Master Trust (Mexico),                                                       3,383
                 3.18%, 06/15/10, FRN, #
       5,350     Texas Municipal Gas Corp., 2.60%, 07/01/07, #                                                      5,314
                                                                                                       ------------------
                                                                                                                    8,697
                 PHARMACEUTICALS -- 0.1%
       1,550     Hospira, Inc., 4.95%, 06/15/09 +                                                                   1,568
                 PIPELINES -- 0.6%
                 Duke Capital LLC,
       3,650       4.30%, 05/18/06 +                                                                                3,684
       2,400       4.33%, 11/16/06 +                                                                                2,429
                                                                                                       ------------------
                                                                                                                    6,113
                 REAL ESTATE -- 1.4%
      14,100     Socgen Real Estate Co., LLC, 7.64% to                                                             15,551
                 09/07; thereafter FRN, 12/31/49, # +
                 REAL ESTATE INVESTMENT TRUST -- 0.3%
       2,900     iStar Financial, Inc., 4.88%, 01/15/09, Ser. B +                                                   2,930
                 RETAILING -- 0.1%
       1,350     The May Department Stores Co., 3.95%, 07/15/07,                                                    1,350
                 # +

                 TELECOMMUNICATIONS -- 5.0%
       7,950     BellSouth Corp., 5.00%, 10/15/06 +                                                                 8,187
       1,800     BellSouth Telecommunications, Inc., 6.50%,                                                         1,837
                 06/15/05 +
       6,200     British Telecom PLC (United Kingdom), 7.75%,                                                       6,493
                 12/15/05 +
       5,500     Deutsche Telekom International Finance BV (The                                                     5,656
                 Netherlands), 8.25%, 06/15/05 +
       5,150     France Telecom (France), 7.95%, 03/01/06 +                                                         5,430
       5,850     Motorola, Inc., 4.61%, 11/16/07 +                                                                  5,955
       1,550     SBC Communications, Inc., 4.21%, 06/05/05, # +                                                     1,561
       5,500     Sprint Capital Corp., 6.00%, 01/15/07 +                                                            5,759
                 Telecom Italia Capital SA (Luxembourg),
       2,500       4.00%, 11/15/08                                                                                  2,477
       2,300       4.00%, 01/15/10, #                                                                               2,237
       8,945     Verizon Wireless Capital LLC, 5.38%, 12/15/06                                                      9,285

                                                                                                       ------------------
                                                                                                                   54,877
                 TRANSPORTATION -- 0.9%
       9,450     CSX Corp., 2.75%, 02/15/06 +                                                                       9,373
                 UTILITIES -- 4.2%
       2,550     AEP Texas Central Co., 3.00%, 02/15/05, Ser. F +                                                   2,551
       8,600     Alabama Power Co., 2.80%, 12/01/06, Ser. Y +                                                       8,495
       2,250     Dominion Resources, Inc., 3.66%, 11/15/06, Ser. A                                                  2,251
                 +
       5,300     National Rural Utilities Cooperative Finance Corp.,                                                5,503
                 6.00%, 05/15/06 +
       4,800     Niagara Mohawk Power Corp., 7.75%, 05/15/06 +                                                      5,102
         900     Pacific Gas & Electric Co., 3.60%, 03/01/09 +                                                        880
       2,600     Pacificorp, 5.65%, 11/01/06 +                                                                      2,702
       4,700     Pepco Holdings, Inc., 5.50%, 08/15/07 +                                                            4,882
       6,000     Progress Energy, Inc., 6.75%, 03/01/06 +                                                           6,241
       6,950     Virginia Electric & Power Co., 5.38%, 02/01/07, Ser.                                               7,213
                 A
                                                                                                       ------------------
                                                                                                                   45,820

                 --------------------------------------------------------------------------------------------------------
                 Total Corporate Notes & Bonds                                                                    451,909
                 (Cost $454,912)
                 --------------------------------------------------------------------------------------------------------

                 RESIDENTIAL MORTGAGE BACKED SECURITIES -- 10.7%
                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.3%
       4,638     ABN Amro Mortgage Corp, 4.00%, 01/25/33, Ser.                                                      4,645
                 2002-10, Class 1A1 +
       5,921     Bank of America Alternative Loan Trust, 5.50%,                                                     6,026
                 09/25/33, Ser. 2003-7, Class 1A1 +
       6,098     Countrywide Home Loans, 6.50%, 01/25/32, Ser.                                                      6,134
                 2001-28, Class 2A4 +
          80     Credit Suisse First Boston Mortgage Securities                                                        80
                 Corp., 2.83%, 11/25/31, Ser. 2001-26, Class 3A2,
                 FRN +
                 Federal Home Loan Mortgage Corp.,
       6,824       5.00%, 10/15/23, Ser. 2781, Class PI, IO +                                                         695
      56,956       5.06%, 12/15/30, Ser. 2850, Class SM, IO, FRN +                                                  4,307
      36,889       4.96%, 02/15/34, Ser. 2813, Class SB, IO, FRN +                                                  3,727
      14,482     Federal National Mortgage Association, 4.92%,                                                      1,131
                 10/25/31, Ser. 2004-61, Class TS, IO, FRN +
                 Government National Mortgage Association,

       3,149       5.50%, 04/20/25, Ser. 2004-46, Class IH, IO +                                                      248
       4,555       5.50%, 01/20/27, Ser. 2004-39, Class IM, IO +                                                      450
       7,364       5.50%, 10/20/27, Ser. 2004-44, Class PK, IO +                                                      845
          26       2.60%, 04/16/32, Ser. 2002-24, Class FA, FRN +                                                      26
       6,012     MASTR Adjustable Rate Mortgages Trust, 2.45%,                                                      5,983
                 12/25/33, Ser. 2003-6, Class 1A1, FRN +
          49     Residential Accredit Loans, Inc., 2.73%, 08/25/31,                                                    49
                 Ser. 2001-QS11, Class A5, FRN +
       2,394     Residential Asset Securitization Trust, 6.00%,                                                     2,394
                 01/25/33, Ser. 2002-A15, Class A1 +
                 Structured Adjustable Rate Mortgage Loan Trust,
      15,597       5.02%, 06/25/34, Ser. 2004-6, Class 5A1, FRN                                                    15,724
       7,050       4.73%, 07/25/34, Ser. 2004-8, Class 5A2, FRN                                                     7,123
      11,013     Washington Mutual, 3.86%, 06/25/34, Ser.                                                          10,992
                 2004-AR5, Class A3, FRN
                 Wells Fargo Mortgage Backed Securities Trust,
       8,512       4.64%, 12/25/33, Ser. 2003-N, Class 1A4, FRN                                                     8,597
       6,942       3.54%, 09/25/34, Ser. 2004-S, Class A5, FRN                                                      6,713
      16,988       3.54%, 09/25/34, Ser. 2004-S, Class A3, FRN                                                     16,999
       9,100       3.54%, 09/25/34, Ser. 2004-S, Class A4, FRN                                                      8,954

                                                                                                       ------------------
                                                                                                                  111,842
                 MORTGAGE BACKED PASS-THROUGH SECURITIES -- 0.4%
       4,500     Federal National Mortgage Association, 6.00%,                                                      4,644
                 12/25/34, TBA
                 Government National Mortgage Association,
          47       8.50%, 08/15/30, Pool 531310 +                                                                      51
           7       8.50%, 09/15/30, Pool 526096 +                                                                       8

                                                                                                       ------------------
                                                                                                                    4,703

                 --------------------------------------------------------------------------------------------------------
                 Total Residential Mortgage Backed Securities                                                     116,545
                 (Cost $116,094)
                 --------------------------------------------------------------------------------------------------------

                 COMMERCIAL MORTGAGE BACKED SECURITIES -- 8.6%
       1,950     Banc of America Commercial Mortgage, Inc.,                                                         1,953
                 4.18%, 11/10/41, Ser. 2004-5, Class A2 +
      18,839     CalSTRS Trust, 3.99%, 11/20/12, Ser. 2002-C6,                                                     18,981
                 Class A2, # +
       3,455     Calwest Industrial Trust, 2.37%, 06/15/15, Ser.                                                    3,458
                 2003-CALA, Class A, FRN, # +
       3,990     CR, 6.70%, 08/10/14, Ser. 2000-ZC2, Class A4A, #                                                   4,299
                 i +
       6,200     Credit Suisse First Boston Mortgage Securities                                                     6,212
                 Corp., 4.30%, 07/15/36, Ser. 2004-C3, Class A3 +
       6,904     First Union - Lehman Brothers Commercial Mortgage                                                  7,375
                 Securities, Inc., 7.38%, 04/18/29, Ser. 1997-C1,
                 Class A3 +
       9,300     GS Mortgage Securities Corp. II, 4.60%, 08/10/38,                                                  9,463
                 Ser. 2004-GG2, Class A3 +
                 LB-UBS Commercial Mortgage Trust,
       5,100       3.32%, 03/15/27, Ser. 2003-C1, Class A2 +                                                        5,012
       9,300       3.48%, 07/15/27, Ser. 2003-C5, Class A2 +                                                        9,159
       5,700       3.25%, 03/15/29, Ser. 2004-C2, Class A2 +                                                        5,530
       8,700       3.99%, 10/15/29, Ser. 2004-C7, Class A2 +                                                        8,616
      12,600     Morgan Stanley Capital I, 6.48%, 11/15/30, Ser.                                                   13,585
                 1998-HF2, Class A2 +

                 --------------------------------------------------------------------------------------------------------
                 Total Commercial Mortgage Backed Securities                                                       93,643
                 (Cost $95,062)
                 --------------------------------------------------------------------------------------------------------

                 ASSET BACKED SECURITIES -- 15.1%
       5,450     American Express Credit Account Master Trust,                                                      5,465
                 2.60%, 02/15/12, Ser. 2004-C, Class C, FRN, # +
                 AmeriCredit Automobile Receivables Trust,
      12,450       2.84%, 08/06/10, Ser. 2003-DM, Class A4 +                                                       12,321
       3,650       2.67%, 03/07/11, Ser. 2004-BM, Class A4 +                                                        3,562
       3,000     Capital Auto Receivables Asset Trust, 1.96%,                                                       2,921
                 01/15/09, Ser. 2003-2, Class A4A +
       1,800     Capital One Auto Finance Trust, 3.18%, 09/15/10,                                                   1,783
                 Ser. 2003-B, Class A4 +
       6,500     Capital One Master Trust, 2.90%, 08/15/08, Ser.                                                    6,523
                 2000-4, Class C, FRN, # +
       3,600     Capital One Multi-Asset Execution Trust, 3.70%,                                                    3,599
                 05/17/10, Ser. 2004-B5, Class B5 +
       6,200     Carmax Auto Owner Trust, 3.07%, 10/15/10, Ser.                                                     6,131
                 2003-2, Class A4 +
       3,031     CARSS Finance LP (Cayman Islands), 2.38%,                                                          3,031
                 01/15/11, Ser. 2004-A, Class B1, FRN, # +
                 Citibank Credit Card Issuance Trust,
       8,500       2.91%, 03/20/08, Ser. 2003-C2, Class C2, FRN +                                                   8,572
       7,250       6.65%, 05/15/08, Ser. 2001-C3, Class C3 +                                                        7,566
       5,975       2.55%, 01/20/09, Ser. 2004-A1, Class A1 +                                                        5,872
       7,000       2.28%, 06/25/09, Ser. 2002-B1, Class B1, FRN +                                                   7,026
      10,300     Countrywide Asset-Backed Certificates, 3.61%,                                                     10,285
                 04/25/30, Ser. 2003-5, Class AF3 +
       5,250     Daimler Chrysler Auto Trust, 2.88%, 10/08/09, Ser.                                                 5,216
                 2003-A, Class A4 +
         600     Ford Credit Auto Owner Trust, 3.79%, 09/15/06, Ser.                                                  603
                 2002-C, Class A4 +
      15,000     Gracechurch Card Funding PLC (United Kingdom),                                                    14,856
                 2.70%, 08/15/08, Ser. 5, Class A2 +
       7,300     Onyx Acceptance Grantor Trust, 3.20%, 03/15/10,                                                    7,251
                 Ser. 2003-D, Class A4 +
       4,000     Residential Asset Securities Corp., 3.37%, 12/25/28,                                               3,990
                 Ser. 2003-KS7, Class AI3 +
       6,900     SLM Student Loan Trust, 2.99%, 12/15/22, Ser.                                                      6,844
                 2003-11, Class A5, # +
       7,900     Triad Auto Receivables Owner Trust, 3.20%,                                                         7,827
                 12/13/10, Ser. 2003-B, Class A4
                 Volkswagon Auto Loan Enhanced Trust,
       7,300       1.93%, 01/20/10, Ser. 2003-1, Class A4                                                           7,114
       4,300       2.94%, 03/22/10, Ser. 2003-2, Class A4                                                           4,251
      15,600     WFS Financial Owner Trust, 3.25%, 05/20/11, Ser.                                                  15,538
                 2003-3, Class A4
       7,200     World Omni Auto Receivables Trust, 2.87%,                                                          7,182
                 11/15/10, Ser. 2003-B, Class A4

                 --------------------------------------------------------------------------------------------------------
                 Total Asset Backed Securities                                                                    165,329
                 (Cost $166,602)
                 --------------------------------------------------------------------------------------------------------

                 PARTICIPATORY NOTE -- 0.5%
                 DIVERSIFIED -- 0.5%
       5,350     Tyco International Group SA Participation Certificate                                              5,427
                 Trust, 4.44%, 06/15/07, #

                 --------------------------------------------------------------------------------------------------------
                 Total Participatory Note                                                                           5,427
                 (Cost $5,350)
                 --------------------------------------------------------------------------------------------------------

                 CERTIFICATES OF DEPOSIT -- 1.6%

      17,650     Deutsche Bank AG/New York (Yankee), 2.52%,                                                        17,641
                 05/15/07, Floating Rate +
                 (Cost $17,651)

                 --------------------------------------------------------------------------------------------------------
                 Total Long Term Investments                                                           $        1,061,487
                 (Cost $1,068,317)
                 --------------------------------------------------------------------------------------------------------

                 SHORT - TERM INVESTMENTS - 3.1%

                 OPTION -- 0.0%^
      26,925     Call Option on U.S. Treasury Note, 4.25%,                                                             75
                 11/15/14, strike price of 102.00, expiring 02/06/04,
                 European Style
                 (Cost $41)

                 U.S. TREASURY SECURITY -- 0.0%^
         510     U.S. Treasury Bills, 1.75%, 01/13/05 @ +                                                             509
                 (Cost $509)

   SHARES
                 MONEY MARKET FUND -- 3.1%
      33,447     JPMorgan Prime Money Market Fund (a) +                                                            33,447
                 (Cost $33,447)

                 --------------------------------------------------------------------------------------------------------
                 Total Short-Term Investments                                                                      34,031
                 (Cost $33,997)
                 --------------------------------------------------------------------------------------------------------

                 TOTAL INVESTMENTS -- 100.1%                                                           $        1,095,518
                 (COST $1,102,314)
                 LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                                   (1,218)
                                                                                                       ------------------
                 NET ASSETS -- 100.0%                                                                  $        1,094,300

                 Percentages indicated are based on net assets of $1,094,300.

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                                 NOTIONAL       UNREALIZED
  NUMBER                                                         VALUE AT      APPRECIATION
    OF                                           EXPIRATION      11/30/04     (DEPRECIATION)
 CONTRACTS    DESCRIPTION                           DATE           (USD)           (USD)
--------------------------------------------------------------------------------------------
              LONG FUTURES OUTSTANDING
       724    30 Day Federal Fund               January, 2005   $  294,933    $         (131)
       455    2 Year Treasury Notes             March, 2005         95,294              (110)
        14    Eurodollar                        March, 2005          3,399                (2)
       617    Eurodollar                        December, 2005     148,720              (677)

              SHORT FUTURES OUTSTANDING
      (246)   5 Year Treasury Notes             March, 2005        (26,772)              123
       (14)   Eurodollar                        March, 2006         (3,369)                6
      (998)   Eurodollar                        December, 2006    (239,283)              682

   OPTIONS
    UNITS        CALL OPTIONS WRITTEN                                                                       VALUE
-------------------------------------------------------------------------------------------------------------------------
     (75,000)    Call Option on FNMA, 30 Year Fixed, 5.50%, 03/01/34, strike price of 102.14,          $               33
                 expiring 12/06/04, European Style.

               (Total premiums received on options written options $41)

SWAP CONTRACTS

                                                                                           UNDERLYING     UNREALIZED
                                                                              EXPIRATION    NOTIONAL     APPRECIATION
DESCRIPTIONS                                                                     DATE         VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA,
4.50%, TBA, price less 95.15, the Fund pays positive, receives
negative.                                                                      12/06/04    $   23,000   $         (210)
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA,
4.50%, TBA, price less 97.09, the Fund pays positive, receives
negative.                                                                      12/06/04        14,000              144
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Citibank N.A. on 30 Year FNMA, 6.00%, TBA,
price less 103.43, the Fund pays negative, receives positive.                  12/06/04        20,500              (39)
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Citibank N.A. on U.S. Treasury Note, 2.50%,
05/31/06, price less 99.97, the Fund pays positive, receives negative.         12/07/04        35,500              177
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Citibank N.A. on U.S. Treasury Note, 3.13%,
10/15/08, price less 99.87, the Fund pays positive, receives negative.         12/07/04        92,500            1,109
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Citibank N.A. on U.S. Treasury Note, 2.75%,
08/15/07, price less 99.72, the Fund pays positive, receives negative.         12/07/04        34,200              310
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Citibank N.A. on U.S. Treasury Note, 2.75%,
07/31/06, price less 100.41, the Fund pays negative, receives positive.        12/09/04       267,800           (1,865)
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Citibank N.A. on 30 Year GNMA, 5.00%, TBA,
price less 99.78, the Fund pays positive, receives negative.                   12/13/04        12,500               47
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA ,
5.50%, TBA, price less 100.81, the Fund pays negative, receives
positive.                                                                      01/06/05        64,000                -
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA,
5.50%, TBA, price less 100.92, the Fund pays negative, receives
positive.                                                                      01/06/05        49,000              (15)
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA,
4.50%, TBA, price less 95.86, the Fund pays positive, receives
negative.                                                                      01/06/05        28,000               22
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Lehman Brothers Special Financing on 30 Year
FNMA , 6.00%, TBA, price less 103.00, the Fund pays negative, receives
positive.                                                                      01/06/05       100,000              (55)
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Lehman Brothers Special Financing on 30 Year
FNMA , 5.50%, TBA, price less 101.08, the Fund pays positive, receives
negative.                                                                      01/06/05        50,000              125
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Lehman Brothers Special Financing on 30 Year
FNMA , 6.50%, TBA, price less 104.66, the Fund pays positive, receives
negative.                                                                      01/06/05        50,000             (133)
----------------------------------------------------------------------------------------------------------------------
Swap - spread lock with Citibank N.A. on 3 Year Mid Market Swap
Spread, price less 45.61, the Fund pays negative, receives positive.           01/26/05        45,000              (20)
----------------------------------------------------------------------------------------------------------------------
Credit Default Contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 6 BPS times the notional amount of
General Electric Capital Corp., 6.00%, 06/15/12. Upon a defined credit event, Fund pays notional amount and takes reciept of a defined
deliverable obligation.                                                        06/20/05        10,000                1
----------------------------------------------------------------------------------------------------------------------
Credit Default Contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 48 BPS times the notional amount of Sun
Trust Capital, 2.48%, 03/15/28. Upon a defined credit event, Fund pays notional amount and takes reciept of a defined deliverable
obligation.                                                                    06/30/07        12,400               10
----------------------------------------------------------------------------------------------------------------------
Credit Default Contract with Citibank N.A. Fund receives quarterly payment of 14 BPS times the notional amount of General Electric
Capital Corp., 3.50%, 05/01/08. Upon a defined credit event, Fund pays notional amount and takes reciept of a defined deliverable
obligation.                                                                    12/20/07        23,000               (2)
----------------------------------------------------------------------------------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004, are as follows (amounts in thousands):

                   GROSS          GROSS       NET UNREALIZED
 AGGREGATE      UNREALIZED     UNREALIZED      APPRECIATION
   COST        APPRECIATION   DEPRECIATION    (DEPRECIATION)
------------------------------------------------------------
$  1,102,314   $      2,282   $     (9,078)   $       (6,796)

ABBREVIATIONS:
#        -  All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
^        -  Amount rounds to less than 0.1%.
+        -  All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities or swaps.
@        -  Security is fully or partially segregated with brokers as intitial margin for futures contracts.
(a)      -  Affiliated. Money market fund registered under the Investment
            Company Act of
(i)      -  Security is considered illiquid and may be difficult to sell.
BPS      -  Basis Points.
FNMA     -  Federal National Mortgage Association.
FRN      -  Floating Rate Note. The rate shown is the rate in effect as of
            November 30, 2004.
GNMA     -  Government National Mortgage Association
IO       -  Interest Only.
MTN      -  Medium Term Note.
Rev.     -  Revenue Bond.
Ser.     -  Series.
TBA      -  To Be Announced.
USD      -  United States Dollar


FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                         JPMORGAN STRATEGIC INCOME FUND


                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

  PRINCIPAL
   AMOUNT~       ISSUER                                                                                         VALUE
-------------------------------------------------------------------------------------------------------------------------
                 LONG - TERM INVESTMENTS - 95.9%
-------------------------------------------------------------------------------------------------------------------------
                 U.S. TREASURY SECURITIES -- 2.1%
                 U.S. Treasury Notes & Bonds,
$         25       1.75%, 12/31/04, @ +                                                                $               25
          50       1.63%, 04/30/05 +                                                                                   50
          50       1.63%, 02/28/06 @ +                                                                                 49
          30       2.50%, 09/30/06 @ +                                                                                 30
          85       2.63%, 11/15/06 +                                                                                   84
          20       2.25%, 02/15/07 +                                                                                   20
           5       3.63%, 07/15/09 +                                                                                    5
          30       3.50%, 11/15/09 +                                                                                   30
          60       4.25%, 11/15/14 +                                                                                   59
          50       6.25%, 05/15/30 +                                                                                   58
          10       5.38%, 02/15/31 +                                                                                   11

                 --------------------------------------------------------------------------------------------------------
                 Total U.S. Treasury Securities                                                                       421
                 (Cost $428)
                 --------------------------------------------------------------------------------------------------------

                 U.S. GOVERNMENT AGENCY SECURITIES -- 1.3%
         150     Federal Home Loan Mortgage Corp., 5.75%,                                                             162
                 01/15/12 +
          80     Federal National Mortgage Association, 7.13%,                                                         98
                 01/15/30 +

                 --------------------------------------------------------------------------------------------------------
                 Total U.S. Government Agency Securities                                                              260
                 (Cost $253)
                 --------------------------------------------------------------------------------------------------------

                 FOREIGN GOVERNMENT SECURITIES-- 31.2%
                 Federal Republic of Brazil (Brazil),
          70       11.25%, 07/26/07                                                                                    80
          60       11.50%, 03/12/08 +                                                                                  70
         228       8.00%, 04/15/14                                                                                    230
EUR      200     Federal Republic of Germany (Germany), 5.25%,                                                        293
                 07/04/10
         100     Malaysia Government International Bond (Malaysia),                                                   116
                   7.50%, 07/15/11
                 National Republic of Bulgaria (Bulgaria),
          68       2.75%, 07/28/11, Ser. IAB, FRN                                                                      68
         107       2.75%, 07/28/12, Ser. A, FRN                                                                       107
         100       8.25%, 01/15/15, #                                                                                 124
EUR      500     Netherlands Government Bond (The Netherlands),                                                       741
                   5.50%, 07/15/10
         250     Province of Ontario (Canada), 6.00%, 02/21/06                                                        259
         100     Province of Quebec (Canada), 6.13%, 01/22/11,                                                        109
                 Ser. PJ
         250     Republic of Chile (Chile), 5.63%, 07/23/07 +                                                         262
                 Republic of Colombia (Colombia),
         235       9.75%, 04/23/09, Ser. NOV                                                                          268
         135       11.75%, 02/25/20, MTN                                                                              170
         250     Republic of Costa Rica (Costa Rica), 8.11%,                                                          254
                 02/01/12, # +

          25     Republic of Egypt (Egypt), 8.75%, 07/11/11,                                                           30
                 Regulation S
         100     Republic of El Salvador (El Salvador), 8.25%,                                                        102
                 04/10/32, # +
         250     Republic of Italy (Italy), 2.50%, 03/31/06, MTN                                                      248
                 Republic of Panama (Panama),
          90       9.63%, 02/08/11                                                                                    103
         100       10.75%, 05/15/20                                                                                   125
                 Republic of Peru (Peru),
          25       9.88%, 02/06/15                                                                                     29
         210       8.38%, 05/03/16                                                                                    221
         135       4.50%, 03/07/17, FRN                                                                               122
          44       5.00%, 03/07/17, FRN                                                                                41
                 Republic of Philippines (Philippines),
          82       9.88%, 03/16/10                                                                                     89
          40       8.38%, 02/15/11                                                                                     40
         145       9.88%, 01/15/19                                                                                    145
         200     Republic of South Africa (South Africa), 8.50%,                                                      249
                 06/23/17
                 Republic of Turkey (Turkey),
          91       12.38%, 06/15/09                                                                                   113
          72       11.50%, 01/23/12                                                                                    91
          92       9.50%, 01/15/14                                                                                    106
         100     Republic of Ukraine (Ukraine), 7.65%, 06/11/13,                                                      101
                 Regulation S
                 Republic of Venezuela (Venezuela),
          87       8.50%, 10/08/14                                                                                     90
         100       9.25%, 09/15/27                                                                                    104
                 Russian Federation (Russia),
         100       10.00%, 06/26/07, Regulation S                                                                     113
          59       8.25%, 03/31/10, Regulation S                                                                       64
           5       11.00%, 07/24/18, Regulation S                                                                       7
         312       5.00%, 03/31/30, Regulation S, SUB                                                                 309
         100     State of Qatar (Qatar), 9.50%, 05/21/09,                                                             121
                 Regulations S
                 United Mexican States (Mexico),
         100       6.38%, 01/16/13, MTN                                                                               105
          80       6.63%, 03/03/15                                                                                     84
         100       8.30%, 08/15/31, MTN                                                                               113

                 --------------------------------------------------------------------------------------------------------
                 Total Foreign Government Securities                                                                6,216
                 (Cost $5,371)
                 --------------------------------------------------------------------------------------------------------
                 SUPRANATIONAL NOTES & BONDS -- 1.2%
         200     Inter-American Development Bank, 7.38%,                                                              232
                 01/15/10

                 --------------------------------------------------------------------------------------------------------
                 Total Supranational Notes & Bonds                                                                    232
                 (Cost $203)
                 --------------------------------------------------------------------------------------------------------

                 CORPORATE NOTES & BONDS -- 39.0%
                 ADVERTISING -- 0.3%
          50     Vertis, Inc., 9.75%, 04/01/09                                                                         55
                 AEROSPACE -- 0.6%
          15     General Dynamics Corp., 2.13%, 05/15/06                                                               15
         100     L-3 Communications Corp., 7.63%, 06/15/12                                                            108
                                                                                                       ------------------
                                                                                                                      123
                 APPAREL -- 0.2%
          30     Russell Corp., 9.25%, 05/01/10                                                                        32
                 AUTOMOTIVE -- 1.1%
          10     DaimlerChrysler N.A. Holding Corp., 7.20%,                                                            11
                 09/01/09 +

           3     Dana Corp., 9.00%, 08/15/11 +                                                                          4
                 Ford Motor Credit Co.,
          30       7.38%, 10/28/09 +                                                                                   32
          20       7.88%, 06/15/10 +                                                                                   22
          15       7.00%, 10/01/13 +                                                                                   16
          10     General Motors Acceptance Corp., 6.75%,                                                               10
                 12/01/14
                 General Motors Corp.,
          25       7.20%, 01/15/11                                                                                     26
          10       8.25%, 07/15/23                                                                                     10
          10       8.38%, 07/15/33                                                                                     10
          35     Tenneco Automotive, Inc., 8.63%, 11/15/14, #                                                          36
          32     TRW Automotive, Inc., 11.00%, 02/15/13                                                                39

                                                                                                       ------------------
                                                                                                                      216
                 BANKING -- 2.4%
          15     ABN-Amro North American Holding Preferred Capital                                                     16
                 Repackage Trust I, 6.52%, to 11/12;
                 thereafter FRN, 12/29/49, # +
          20     ANZ Capital Trust I, 5.36%, 12/15/53, # +                                                             20
         250     Banque Centrale de Tunisie (Tunisia), 7.38%,                                                         286
                 04/25/12 +
          10     Cadets Trust, 4.80%, 07/15/13, Ser. 2003-1, # +                                                       10
           5     HBOS Capital Funding LP (United Kingdom), 6.07%,                                                       5
                 to 6/14; thereafter FRN, 12/29/49, #
          15     HBOS Treasury Services PLC (United Kingdom),                                                          15
                 3.60%, 08/15/07, MTN, #
          15     Industrial Bank of Korea (South Korea), 4.00%,                                                        15
                 to 05/09; thereafter FRN, 05/19/14, #
          10     KBC Bank Fund Trust III, 9.86%, to 11/09;                                                             12
                  thereafter FRN, 11/29/49, #
          15     Popular North America, Inc., 4.70%, 06/30/09                                                          15
                 RBS Capital Trust I,
           5       6.43%, to 1/34; thereafter FRN,                                                                      5
                   12/29/49
          35       5.51%, to 9/14; thereafter FRN,                                                                     35
                   12/31/49
          20     SunTrust Bank, 2.50%, 11/01/06                                                                        20
           5     Swedbank (Sweden), 9.00%, to 03/10;                                                                    6
                 thereafter FRN, 12/31/49, #
          10     Westpac Capital Trust III, 5.82%, to                                                                  10
                 09/13; thereafter FRN, 12/31/49, #

                                                                                                       ------------------
                                                                                                                      470
                 BROADCASTING/CABLE -- 0.8%

          60     Cablevision Systems Corp., 8.00%, 04/15/12, # +                                                       64
                 Echostar DBS Corp.,
          70       6.38%, 10/01/11 +                                                                                   72
          15       6.63%, 10/01/14, # +                                                                                15

                                                                                                       ------------------
                                                                                                                      151
                 BUSINESS SERVICES -- 0.3%
          10     Cendant Corp., 7.13%, 03/15/15 +                                                                      11
          50     Iron Mountain, Inc., 8.63%, 04/01/13                                                                  53

                                                                                                       ------------------
                                                                                                                       64
                 CHEMICALS -- 2.1%
          35     Crompton Corp., 9.88%, 08/01/12, # +                                                                  39
          65     Huntsman LLC, 11.63%, 10/15/10                                                                        77
          15     ICI Wilmington, Inc., 5.63%, 12/01/13                                                                 15
                 Lyondell Chemical Co.,

          10       9.63%, 05/01/07, Ser. A                                                                             11
         115       10.88%, 05/01/09                                                                                   122
          75     Nalco Co., 7.75%, 11/15/11                                                                            81
          65     PolyOne Corp., 10.63%, 05/15/10                                                                       73
           5     The Dow Chemical Co., 7.38%, 11/01/29 +                                                                6

                                                                                                       ------------------
                                                                                                                      424
                 CONSTRUCTION -- 1.6%
                 Ainsworth Lumber Co. LTD (Canada),
          25       7.25%, 10/01/12, # +                                                                                25
          20       6.75%, 03/15/14 +                                                                                   19
                 Beazer Homes USA, Inc.,
          25       8.38%, 04/15/12 +                                                                                   28
          25       6.50%, 11/15/13 +                                                                                   25
          10     Centex Corp., 5.70%, 05/15/14 +                                                                       10
          80     D.R. Horton, Inc., 9.38%, 03/15/11 +                                                                  89
         100     KB Home, 8.63%, 12/15/08                                                                             112
          10     Pulte Homes, Inc., 5.25%, 01/15/14                                                                    10

                                                                                                       ------------------
                                                                                                                      318
                 CONSTRUCTION MATERIALS -- 0.1%
          15     THL Buildco, Inc., 8.50%, 09/01/14, #                                                                 16
                 CONSUMER PRODUCTS -- 0.6%
         311     Drypers Corp., 10.25%, 06/15/07, Ser. B +                                                              3
          20     Elizabeth Arden, Inc., 7.75%, 01/15/14 +                                                              21
          40     Playtex Products, Inc., 8.00%, 03/01/11                                                               44
          45     Rayovac Corp., 8.50%, 10/01/13                                                                        50

                                                                                                       ------------------
                                                                                                                      118
                 CONSUMER SERVICES -- 1.1%
          15     Alderwoods Group, Inc., 7.75%, 09/15/12, # +                                                          16
         100     Corrections Corp. of America, 7.50%, 05/01/11 +                                                      107
                 Service Corp. International,
           9       6.00%, 12/15/05                                                                                      9
          80       6.75%, 04/01/16                                                                                     84

                                                                                                       ------------------
                                                                                                                      216
                 ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.3%
          40     Celestica, Inc. (Canada), 7.88%, 07/01/11 +                                                           43
          20     Flextronics International LTD (Singapore), 6.50%,                                                     20
                 05/15/13 +

                                                                                                       ------------------
                                                                                                                       63
                 ENTERTAINMENT/LEISURE -- 0.3%
          10     Intrawest Corp. (Canada), 7.50%, 10/15/13, #                                                          11
                 Six Flags, Inc.,
           3       8.88%, 02/01/10                                                                                      3
          15       9.75%, 04/15/13                                                                                     15
          35     Vail Resorts, Inc., 6.75%, 02/15/14                                                                   36

                                                                                                       ------------------
                                                                                                                       65
                 ENVIRONMENTAL SERVICES-- 0.4%
                 Allied Waste North America, Inc.,
          50       6.13%, 02/15/14 +                                                                                   46
          40       7.38%, 04/15/14, Ser. B +                                                                           37
                                                                                                       ------------------
                                                                                                                       83
                 FINANCIAL SERVICES-- 4.0%
                 American General Finance Corp.,
          25       3.00%, 11/15/06, Ser. H, MTN +                                                                      25
           5       4.50%, 11/15/07, Ser. H, MTN +                                                                       5
                 Arch Western Finance LLC,
          25       6.75%, 07/01/13 +                                                                                   26

          25       6.75%, 07/01/13, # +                                                                                26
          30     Canada, Inc. (Canada), 8.00%, 09/15/12, #                                                             32
          10     FleetBoston Financial Corp., 7.25%, 09/15/05 +                                                        10
          20     Goldman Sachs Group, Inc., 6.35%, 02/15/34                                                            20
                 HSBC Capital Funding LP (Channel Islands),
           5       4.61%, to 06/13; thereafter FRN,                                                                     5
                   12/31/49, #
          30       9.55%, to 06/10; thereafter FRN,                                                                    37
                   12/31/49, #
          10     ING Capital Funding Trust III, 8.44%, to                                                              12
                 12/10; thereafter FRN, 12/31/49
          15     Jostens IH Corp., 7.63%, 10/01/12, #                                                                  16
          15     Merrill Lynch & Co., Inc., 5.00%, 01/15/15, Ser. C,                                                   15
                 MTN
          25     Morgan Stanley, 5.80%, 04/01/07                                                                       26
         100     Nexstar Finance LLC/Nexstar Finance, Inc.,                                                           108
                 12.00%, 04/01/08
          35     SLM Corp., 5.63%, 04/10/07, Ser. A, MTN                                                               37
         278     Targeted Return Index (TRAINS), 8.21%,                                                               301
                 to 08/06; thereafter FRN, 08/01/15, Ser. HY-2004-1,
                 #
          35     UGS Corp., 10.00%, 06/01/12, #                                                                        40
          65     Yell Finance BV (The Netherlands), 10.75%,                                                            76
                 08/01/11

                                                                                                       ------------------
                                                                                                                      817
                 FOOD/BEVERAGE PRODUCTS -- 0.6%
          45     Delhaize America, Inc., 8.13%, 04/15/11 +                                                             52
          15     Dole Food Co., Inc., 8.88%, 03/15/11 +                                                                16
           5     SABMiller PLC (United Kingdom), 6.63%, 08/15/33,                                                       6
                 #
          35     Swift & Co., 10.13%, 10/01/09                                                                         39

                                                                                                       ------------------
                                                                                                                      113
                 HEALTH CARE/HEALTH CARE SERVICES -- 1.9%
          40     Ardent Health Services, Inc., 10.00%, 08/15/13 +                                                      40
          40     Extendicare Health Services, Inc., 6.88%, 05/01/14                                                    41
                 +
          35     Genesis HealthCare Corp., 8.00%, 10/15/13                                                             38
         110     HCA, Inc., 6.75%, 07/15/13                                                                           113
          30     Mariner Health Care, Inc., 8.25%, 12/15/13, #                                                         36
                 Tenet Healthcare Corp.,
          35       7.38%, 02/01/13                                                                                     34
          65       9.88%, 07/01/14, #                                                                                  70
          15     UnitedHealth Group, Inc., 3.30%, 01/30/08                                                             15

                                                                                                       ------------------
                                                                                                                      387
                 HOTELS/OTHER LODGING -- 1.1%
          50     Ameristar Casinos, Inc., 10.75%, 02/15/09 +                                                           55
          30     Caesars Entertainment, Inc., 7.00%, 04/15/13                                                          33
          20     ITT Corp., 7.38%, 11/15/15                                                                            23
          50     Mandalay Resort Group, 10.25%, 08/01/07, Ser. B                                                       56
          35     MGM Mirage, 6.75%, 09/01/12, #                                                                        37
          20     Starwood Hotels & Resorts Worldwide, Inc., 7.88%,                                                     23
                 05/01/12

                                                                                                       ------------------
                                                                                                                      227
                 INSURANCE -- 0.4%

          10     Arch Capital Group LTD (Bermuda), 7.35%, 05/01/34                                                     10
                  +
          20     Aspen Insurance Holdings LTD (Bermuda), 6.00%,                                                        20
                 08/15/14, # +
          10     Liberty Mutual Group, 7.00%, 03/15/34, #                                                              10
          20     Monumental Global Funding II, 3.90%, 06/15/09, #                                                      21
                 Nationwide Financial Services, Inc.,
           5       6.25%, 11/15/11                                                                                      5
           5       5.90%, 07/01/12                                                                                      5
           5     Odyssey Re Holdings Corp., 7.65%, 11/01/13                                                             5
           5     Prudential Holdings LLC, 8.70%, 12/18/23, #                                                            6

                                                                                                       ------------------
                                                                                                                       82
                 MANUFACTURING -- 0.6%
         100     Terex Corp., 10.38%, 04/01/11, Ser. B                                                                113
                 METALS/MINING -- 0.8%
         150     Peabody Energy Corp., 6.88%, 03/15/13, Ser. B                                                        161
                 MULTI-MEDIA -- 2.4%
          65     Charter Communications Operating LLC, 8.00%,                                                          67
                 04/30/12, # +
          10     Clear Channel Communications, Inc., 5.50%,                                                            10
                 09/15/14 +
          25     Comcast Cable Communications Holdings, Inc.,                                                          30
                 8.38%, 03/15/13 +
                 Dex Media, Inc.,
          70       0.00%, 11/15/13, SUB +                                                                              54
           5       8.00%, 11/15/13, Ser. B +                                                                            5
          60     DirecTV Holdings LLC, 8.38%, 03/15/13 +                                                               68
          25     Houghton Mifflin Co., 9.88%, 02/01/13                                                                 28
          40     Le Group Videotron Itee (Canada), 6.88%, 01/15/14,                                                    41
                 #
          50     Lodgenet Entertainment Corp., 9.50%, 06/15/13                                                         55
           5     News America Holdings, 7.75%, 01/20/24                                                                 6
          35     Sinclair Broadcast Group, Inc., 8.00%, 03/15/12                                                       36
          30     Sun Media Corp. (Canada), 7.63%, 02/15/13                                                             33
          10     Time Warner Entertainment Co., LP, 8.38%,                                                             12
                 03/15/23
          15     Time Warner, Inc., 7.63%, 04/15/31 +                                                                  18
          10     Viacom, Inc., 7.88%, 07/30/30                                                                         12

                                                                                                       ------------------
                                                                                                                      475
                 OFFICE/BUSINESS EQUIPMENT -- 0.5%
          90     Xerox Corp., 7.63%, 06/15/13                                                                          99
                 OIL & GAS -- 1.7%
           5     Alberta Energy Co., LTD (Canada) (Yankee), 7.38%,                                                      6
                  11/01/31 +
          15     BP Capital Markets PLC (United Kingdom), 2.75%,                                                       15
                 12/29/06 +
           5     Canadian Natural Resources LTD (Canada)                                                                6
                 (Yankee), 7.20%, 01/15/32 +
          47     Chesapeake Energy Corp., 6.88%, 01/15/16 +                                                            49
         100     Denbury Resources, Inc., 7.50%, 04/01/13 +                                                           107
          15     Devon Financing Corp. ULC, 7.88%, 09/30/31 +                                                          18
          15     Hanover Compressor Co., 9.00%, 06/01/14                                                               17
          10     Husky Energy, Inc. (Canada), 6.15%, 06/15/19                                                          11
          10     Kerr-McGee Corp., 6.95%, 07/01/24                                                                     11
          35     Newfield Exploration Co., 6.63%, 09/01/14, #                                                          37

          20     Pioneer Natural Resources Co., 5.88%, 07/15/16                                                        21
          15     The Premcor Refining Group, Inc., 7.50%,                                                              16
                 06/15/15
           5     Transocean, Inc., 7.50%, 04/15/31                                                                      6
          10     Valero Energy Corp., 7.50%, 04/15/32                                                                  12

                                                                                                       ------------------
                                                                                                                      332
                 PACKAGING -- 1.5%
          60     Crown European Holdings SA (France), 9.50%,                                                           68
                 03/01/11 +
                 Owens-Brockway Glass Container, Inc.,
          50       8.75%, 11/15/12                                                                                     56
          50       8.25%, 05/15/13                                                                                     54
          20     Silgan Holdings, Inc., 6.75%, 11/15/13                                                                21
         100     Stone Container Corp., 9.75%, 02/01/11                                                               110

                                                                                                       ------------------
                                                                                                                      309
                 PAPER/FOREST PRODUCTS -- 1.1%
          50     Bowater, Inc., 6.50%, 06/15/13 +                                                                      49
         100     Georgia-Pacific Corp., 8.88%, 02/01/10                                                               117
           5     International Paper Co., 5.85%, 10/30/12                                                               5
          10     Neenah Paper, Inc., 7.38%, 11/15/14, #                                                                10
          30     Tembec Industries, Inc. (Canada), 8.50%, 02/01/11                                                     30

                                                                                                       ------------------
                                                                                                                      211
                 PHARMACEUTICALS -- 0.1%
          10     Hospira, Inc., 4.95%, 06/15/09                                                                        10
           5     Wyeth, 6.45%, 02/01/24                                                                                 5

                                                                                                       ------------------
                                                                                                                       15
                 PIPELINES -- 1.1%
          30     Dynegy Holdings, Inc., 10.13%, 07/15/13, # +                                                          35
          50     El Paso Corp., 7.88%, 06/15/12 +                                                                      52
                 Kinder Morgan Energy Partners LP,
          10       7.40%, 03/15/31                                                                                     11
           5       7.75%, 03/15/32                                                                                      6
           5       7.30%, 08/15/33                                                                                      6
         100     Northwest Pipeline Corp., 8.13%, 03/01/10                                                            111

                                                                                                       ------------------
                                                                                                                      221
                 REAL ESTATE -- 0.1%
          10     Westfield Capital Corp., LTD (Australia), 5.13%,                                                      10
                 11/15/14, #
                 REAL ESTATE INVESTMENT TRUST -- 0.4%
           7     FelCor Lodging LP, 10.00%, 09/15/08 +                                                                  7
          30     Host Marriott LP, 9.25%, 10/01/07, Ser. G                                                             33
          35     Ventas Realty LP/Ventas Capital Corp., 9.00%,                                                         41
                 05/01/12

                                                                                                       ------------------
                                                                                                                       81
                 RETAILING -- 1.6%
          40     Dillard's, Inc., 7.85%, 10/01/12 +                                                                    43
          20     Ferrellgas Escrow LLC/Ferrellgas Finance Escrow                                                       21
                 Corp., 6.75%, 05/01/14 +
          35     Ingles Markets, Inc., 8.88%, 12/01/11                                                                 38
                 J.C. Penney Co., Inc.,
          40       8.00%, 03/01/10                                                                                     46
          25       6.88%, 10/15/15, Ser. A, MTN                                                                        27
         100     Rite Aid Corp., 9.50%, 02/15/11                                                                      109
          20     Safeway, Inc., 4.13%, 11/01/08                                                                        20

          20     Saks, Inc., 7.50%, 12/01/10                                                                           21

                                                                                                       ------------------
                                                                                                                      325
                 SEMI-CONDUCTORS -- 0.3%
          60     Freescale Semiconductor, Inc., 7.13%, 07/15/14 +                                                      64
                 SHIPPING/TRANSPORTATION -- 0.1% Norfolk Southern Corp.,
           5       7.80%, 05/15/27                                                                                      6
           5       7.25%, 02/15/31                                                                                      6
           5     Union Pacific Corp., 6.65%, 01/15/11                                                                   5

                                                                                                       ------------------
                                                                                                                       17
                 STEEL -- 0.4%
          70     Euramax International, Inc., 8.50%, 08/15/11 +                                                        74
                 TELECOMMUNICATIONS -- 4.0%
          75     AT&T Corp., 9.05%, 11/15/11 +                                                                         86
                 AT&T Wireless Services, Inc.,
          10       7.88%, 03/01/11 +                                                                                   12
          10       8.75%, 03/01/31 +                                                                                   13
          20     BellSouth Corp., 6.00%, 11/15/34 +                                                                    19
          15     British Telecom PLC (United Kingdom), 8.88%,                                                          20
                 12/15/30 +
          45     Cincinnati Bell, Inc., 8.38%, 01/15/14 +                                                              45
          25     Consolidated Communications Illinois/Texas                                                            27
                 Holdings, Inc., 9.75%, 04/01/12, # +
                 Deutsche Telekom International Finance BV (The
                 Netherlands),
          30       5.25%, 07/22/13 +                                                                                   30
           5       8.75%, 06/15/30 +                                                                                    6
                 France Telecom (France),
          15       8.50%, 03/01/11 +                                                                                   18
          10       9.25%, 03/01/31 +                                                                                   13
          40     Insight Midwest LP/Insight Capital, Inc., 9.75%,                                                      42
                 10/01/09
          85     Nextel Communications, Inc., 6.88%, 10/31/13                                                          91
          30     Nortel Networks LTD (Canada), 6.13%, 02/15/06                                                         30
          40     PanAmSat Corp., 9.00%, 08/15/14, #                                                                    43
          30     Qwest Communications International, 7.25%,                                                            30
                 02/15/11, #
          80     Qwest Corp., 9.13%, 03/15/12, #                                                                       91
          70     Rogers Wireless Communications, Inc. (Canada),                                                        68
                 6.38%, 03/01/14
          10     Rural Cellular Corp., 8.25%, 03/15/12                                                                 10
                 SBC Communications, Inc.,
          10       5.10%, 09/15/14                                                                                     10
          20       5.63%, 06/15/16                                                                                     20
                 Sprint Capital Corp.,
          10       6.90%, 05/01/19                                                                                     11
           5       8.75%, 03/15/32                                                                                      6
          10     TCI Communications, Inc., 7.88%, 02/15/26                                                             12
                 Telecom Italia Capital SA (Luxembourg),
          10       4.00%, 11/15/08                                                                                     10
          20       4.00%, 01/15/10, #                                                                                  19
           5     Verizon Global Funding Corp., 7.38%, 09/01/12                                                          6
          15     Verizon New England, Inc., 4.75%, 10/01/13, Ser.                                                      15
                 C
          15     Verizon New York, Inc., 6.88%, 04/01/12, Ser. A                                                       17

                                                                                                       ------------------
                                                                                                                      820
                 UTILITIES -- 2.1%
          10     Alabama Power Co., 2.80%, 12/01/06, Ser. Y +                                                          10

           5     Arizona Public Service Co., 4.65%, 05/15/15 +                                                          5
          75     Calpine Corp., 9.88%, 12/01/11, # +                                                                   59
          50     CMS Energy Corp., 7.75%, 08/01/10 +                                                                   55
                 Dominion Resources, Inc.,
          15       8.13%, 06/15/10, Ser. A +                                                                           18
          10       6.30%, 03/15/33 +                                                                                   10
          40     DPL, Inc., 6.88%, 09/01/11 +                                                                          44
          10     DTE Energy Co., 6.38%, 04/15/33 +                                                                     10
          15     FPL Group Capital, Inc., 7.63%, 09/15/06 +                                                            16
           5     National Rural Utilities Cooperative Finance Corp.,                                                    5
                 6.50%, 03/01/07, Ser. C, MTN
          20     Nisource Finance Corp., 6.15%, 03/01/13                                                               21
          10     Pacificorp, 4.30%, 09/15/08                                                                           10
          10     Pepco Holdings, Inc., 7.45%, 08/15/32                                                                 12
          25     Progress Energy, Inc., 6.85%, 04/15/12                                                                28
                 PSEG Power LLC,
           5       5.00%, 04/01/14                                                                                      5
          15       5.50%, 12/01/15                                                                                     15
          10       8.63%, 04/15/31                                                                                     13
          45     Sierra Pacific Resources, 8.63%, 03/15/14                                                             51
          25     The AES Corp., 7.75%, 03/01/14 +                                                                      27

                                                                                                       ------------------
                                                                                                                      414

                 --------------------------------------------------------------------------------------------------------
                 Total Corporate Notes & Bonds                                                                      7,781
                 (Cost $7,594)
                 --------------------------------------------------------------------------------------------------------

                 RESIDENTIAL MORTGAGE BACKED SECURITIES -- 14.3%
                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%
          75     Wells Fargo Mortgage Backed Securities Trust,                                                         74
                 3.54%, 09/25/34, Ser. 2004-S, Class A4, FRN
                 MORTGAGE BACKED PASS-THROUGH SECURITIES -- 13.9%
          20     Federal Home Loan Mortgage Corp., 6.00%,                                                              21
                 05/01/17, Gold Pool E89420 +
                 Federal National Mortgage Association,
         407       5.00%, 07/01/19, Pool 785934 +                                                                     413
         100       5.50%, 06/01/34, Pool 780921 +                                                                     101
         500       5.50%, 12/25/34, TBA                                                                               506
                 Government National Mortgage Association,
         335       6.00%, 03/15/33, Pool 781607                                                                       347
         383       6.00%, 06/20/34, Pool 3570 +                                                                       396
         972       6.00%, 07/20/34, Pool 3584 +                                                                     1,005

                                                                                                       ------------------
                                                                                                                    2,789

                 --------------------------------------------------------------------------------------------------------
                 Total Residential Mortgage Backed Securities                                                       2,863
                 (Cost $2,838)
                 --------------------------------------------------------------------------------------------------------

                 COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.6%
          45     Banc of America Commercial Mortgage, Inc.,                                                            46
                 5.06%, 03/11/41, Ser. 2003-2, Class A4 +
          20     Commercial Mortgage Pass-Through Certificates,                                                        20
                 4.58%, 10/15/37, Ser. 2004-LB4A, Class A4 +
                 Credit Suisse First Boston Mortgage Securities Corp.,
          25       6.38%, 12/16/35, Ser. 2001-CK1, Class A3 +                                                          27
          55       4.90%, 12/15/36, Ser. 2003-C5, Class A4 +                                                           55
          45     Greenwich Capital Commercial Funding Corp.,                                                           43
                 4.11%, 07/05/35, Ser. 2003-C1, Class A4
          45     GS Mortgage Securities Corp. II, 5.40%, 08/10/38,                                                     47
                 Ser. 2004-GG2, Class A6, FRN

                 LB-UBS Commercial Mortgage Trust,
          60       6.65%, 11/15/27, Ser. 2001-C2, Class A2                                                             67
           5       3.25%, 03/15/29, Ser. 2004-C2, Class A2                                                              5
                 Morgan Stanley Capital I,
          30       4.05%, 01/13/41, Ser. 2004-HQ3, Class A2                                                            30
         110       4.66%, 09/13/45, Ser. 2004-T13, Class A4                                                           108
          20     Morgan Stanley Dean Witter Capital I, 4.92%,                                                          20
                 03/12/35, Ser. 2003-HQ2, Class A2
          60     Wachovia Bank Commercial Mortgage Trust, 3.96%,                                                       60
                  12/15/35, Ser. 2003-C9, Class A2

                 --------------------------------------------------------------------------------------------------------
                 Total Commercial Mortgage Backed Securities                                                          528
                 (Cost $520)
                 --------------------------------------------------------------------------------------------------------

                 ASSET BACKED SECURITIES -- 4.2%
          35     American Express Credit Account Master Trust,                                                         34
                 1.69%, 01/15/09, Ser. 2003-4, Class A +
                 AmeriCredit Automobile Receivables Trust,
          10       2.75%, 10/06/07, Ser. 2003-CF, Class A3 +                                                           10
          10       2.98%, 07/06/09, Ser. 2004-DF, Class A3 +                                                           10
          10       3.48%, 05/06/10, Ser. 2003-CF, Class A4 +                                                           10
          15       2.84%, 08/06/10, Ser. 2003-DM, Class A4 +                                                           15
                 Capital Auto Receivables Asset Trust,
          31       2.14%, 02/15/07, Ser. 2003-2, Class A3B, FRN +                                                      31
          25       1.96%, 01/15/09, Ser. 2003-2, Class A4A +                                                           24
          10     Capital One Auto Finance Trust, 3.18%, 09/15/10,                                                      10
                 Ser. 2003-B, Class A4 +
          45     Capital One Multi-Asset Execution Trust, 3.65%,                                                       45
                 07/15/11, Ser. 2003-A4, Class A4 +
          15     Citibank Credit Card Issuance Trust, 5.65%,                                                           16
                 06/16/08, Ser. 2001-A6, Class A6 +
                 Countrywide Asset-Backed Certificates,
          20       3.61%, 04/25/30, Ser. 2003-5, Class AF3 +                                                           20
          15       5.41%, 01/25/34, Ser. 2003-5, Class MF1 +                                                           15
          10     Daimler Chrysler Auto Trust, 2.88%, 10/08/09, Ser.                                                    10
                 2003-A, Class A4 +
          75     Ford Credit Auto Owner Trust, 3.54%, 11/15/08, Ser.                                                   74
                  2004-A, Class A4 +
          75     Household Automotive Trust, 2.22%, 11/17/09, Ser.                                                     74
                 2003-1, Class A4
          39     Long Beach Mortgage Loan Trust, 2.50%, 07/25/33,                                                      39
                 Ser. 2003-3, Class A, FRN
          10     M&I Auto Loan Trust, 2.97%, 04/20/09, Ser. 2003-1,                                                    10
                 Class A4
          20     Morgan Stanley Auto Loan Trust, 2.17%, 04/15/11,                                                      20
                 Ser. 2003-HB1, Class A2
          40     National City Auto Receivables Trust, 2.88%,                                                          39
                 05/15/11, Ser. 2004-A, Class A4
                 Onyx Acceptance Grantor Trust,
          10       3.20%, 03/15/10, Ser. 2003-D, Class A4                                                              10
          15       2.66%, 05/17/10, Ser. 2003-C, Class A4                                                              15
          75       3.89%, 02/15/11, Ser. 2004-B, Class A4                                                              74
          12     Option One Mortgage Loan Trust, 2.50%, 07/01/33,                                                      12
                 Ser. 2003-5, Class A2, FRN
          20     PSE&G Transition Funding LLC, 6.61%, 06/15/15,                                                        23
                 Ser. 2001-1, Class A6
                 Residential Asset Securities Corp.,
           6       2.43%, 07/25/32, Ser. 2002-KS4, Class AIIB, FRN                                                      6
          18       2.47%, 07/25/33, Ser. 2003-KS5, Class AIIB, FRN                                                     18
          65     SLM Student Loan Trust, 2.99%, 12/15/22, Ser.                                                         64
                 2003-11, Class A5, #

          20     Triad Auto Receivables Owner Trust, 3.20%,                                                            20
                 12/13/10, Ser. 2003-B, Class A4
          40     USAA Auto Owner Trust, 2.04%, 02/16/10, Ser.                                                          39
                 2003-1, Class A4
          25     Volkswagen Auto Loan Enhanced Trust, 2.94%,                                                           25
                 03/22/10, Ser. 2003-2, Class A4
          17     Wachovia Asset Securitization, Inc., 2.61%,                                                           17
                 12/25/32, Ser. 2002-HE2, Class A, FRN
          15     WFS Financial Owner Trust, 3.15%, 05/20/11, Ser.                                                      15
                 2003-4, Class A4

                 --------------------------------------------------------------------------------------------------------
                 Total Asset Backed Securities                                                                        844
                 (Cost $851)
                 --------------------------------------------------------------------------------------------------------

                 WARRANTS -- 0.0%^
                 TELECOMMUNICATIONS -- 0.0%^
           0^^   Startec Global Communications Corp., 0.00%,                                                            0^^
                 05/15/08 +
                 (Cost $0^^)

                 --------------------------------------------------------------------------------------------------------
                 Total Long-Term Investments                                                                       19,145
                 (Cost $18,058)
                 --------------------------------------------------------------------------------------------------------

                 SHORT - TERM INVESTMENTS - 5.4%

-------------------------------------------------------------------------------------------------------------------------
                 COMMERCIAL PAPER -- 1.2%
                 ASSET BACKED SECURITIES -- 1.2%
         250     Fairway Finance Corp., 2.23%, 01/19/05 +                                                             249
                 (Cost $249)
                 --------------------------------------------------------------------------------------------------------

   SHARES
-------------------------------------------------------------------------------------------------------------------------
                 MONEY MARKET FUND -- 4.2%
         846     JPMorgan Prime Money Market Fund (a) +                                                               846
                 (Cost $846)

                 --------------------------------------------------------------------------------------------------------
                 Total Short-Term Investments                                                                        1095
                 (Cost $1095)
                 --------------------------------------------------------------------------------------------------------

                 TOTAL INVESTMENTS -- 101.3%                                                           $           20,240
                 (COST $19,153)
                 LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.3)%                                                     (259)

-------------------------------------------------------------------------------------------------------------------------
                 NET ASSETS -- 100.0%                                                                  $           19,981
-------------------------------------------------------------------------------------------------------------------------
                 Percentages indicated are based on net assets of $19,981.

The following represents the allocations by region for common stocks and other investments based on net assets:

COUNTRY                                                               PERCENTAGE
--------------------------------------------------------------------------------
United States                                                               65.1%
The Netherlands                                                              4.3
Canada                                                                       3.5
Russia                                                                       2.5
Colombia                                                                     2.2
Peru                                                                         2.1
Brazil                                                                       1.9
Turkey                                                                       1.5
Mexico                                                                       1.5
Bulgaria                                                                     1.5
Germany                                                                      1.5
Tunisia                                                                      1.4
Philippines                                                                  1.4
Chile                                                                        1.3
Costa Rica                                                                   1.3
South Africa                                                                 1.2
Italy                                                                        1.2
Panama                                                                       1.1
Venezuela                                                                    1.0
Qatar                                                                        0.6
Malaysia                                                                     0.6
El Salvador                                                                  0.5
Ukraine                                                                      0.5
France                                                                       0.5
Other (less than 0.5%)                                                       1.1
--------------------------------------------------------------------------------
Total                                                                      101.3%
--------------------------------------------------------------------------------

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                              NOTIONAL      UNREALIZED
  NUMBER                                                      VALUE AT     APPRECIATION
    OF                                           EXPIRATION   11/30/04    (DEPRECIATION)
 CONTRACTS    DESCRIPTION                           DATE        (USD)          (USD)
----------------------------------------------------------------------------------------
              Long Futures Outstanding
        12    5 Year Treasury Notes             March, 2005   $  1,306    $           (6)
         2    2 Year Treasury Notes             March, 2005        419                (1)
        10    Treasury Bonds                    March, 2005      1,101               (17)

              Short Futures Outstanding
       (29)   10 Year Treasury Notes            March, 2005     (3,212)               27

AS OF NOVEMBER 30, 2004
(AMOUNTS IN THOUSANDS)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                NET UNREALIZED
                                     SETTLEMENT      VALUE       APPRECIATION
                        SETTLEMENT      VALUE     AT 11/30/04   (DEPRECIATION)
 CONTRACTS TO BUY          DATE         (USD)        (USD)           (USD)
------------------------------------------------------------------------------
       149         CAD    3/22/05    $      124   $       125   $            1

                                                                NET UNREALIZED
                                     SETTLEMENT      VALUE       APPRECIATION
                        SETTLEMENT      VALUE     AT 11/30/04   (DEPRECIATION)
 CONTRACTS TO SELL         DATE         (USD)        (USD)           (USD)
------------------------------------------------------------------------------
       149         CAD    3/22/05    $      115   $       125   $          (10)
       545         EUR    12/31/04          717           724               (7)
       228         EUR    3/22/05           295           303               (8)
                                     ----------   -----------   --------------
                                     $    1,127   $     1,152   $          (25)
                                     ==========   ===========   ==============

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004 are as follows (in thousands):

                GROSS          GROSS        NET UNREALIZED
AGGREGATE     UNREALIZED     UNREALIZED      APPRECIATION
   COST      APPRECIATION   DEPRECIATION    (DEPRECIATION)
----------------------------------------------------------
$   19,153   $      1,350   $       (263)   $        1,087

Abbreviations

#            -  All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
~            -  Denominated in United States Dollars unless otherwise noted.
^^           -  Amount rounds to less than one thousand.
^            -  Amount rounds to less than 0.1%.
+            -  All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities or swaps.
@            -  Security is fully or partially segregated with brokers as intitial margin for futures contracts.
(a)          -  Affiliated. Money market fund registered under the Investment
                Company Act of 1940, as amended and advised by JPMorgan Fleming
                Asset Management, Inc.
CAD          -  Canadian Dollar.
EUR          -  Euro.
FRN          -  Floating Rate Note. The rate shown is the rate in effect as of
                November 30, 2004.
MTN          -  Medium Term Note.
Regulation S -  Securities registered under the Securities Act of 1933.
Ser.         -  Series.
SUB          -  Step-up Bond. The rate shown is the rate in effect as of
                November 30, 2004.
TBA          -  To Be Announced.
USD          -  United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30A-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  J.P. Morgan Mutual Fund Group
            --------------------------------------------------------------------

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date      January 14, 2005
    -------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date      January 14, 2005
    -------------------------------------------------

By (Signature and Title)      /s/ George C.W. Gatch
                        --------------------------------------------------------
                              George C.W. Gatch, President

Date      January 24, 2005
    -------------------------------------------------------------------